Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Summary of Financial Assets and Liabilities
Financial assets and liabilities in the consolidated statement of financial position were as follows:

December 31, 2023	Assets/(Liabilities) at Amortized Cost	Assets/(Liabilities) at Fair Value through Earnings	Assets at Fair Value through Other Comprehensive Income or Loss	Derivatives Used for Hedging (1)	Total
Cash and cash equivalents	392	906	-	-	1,298
Trade and other receivables	1,122	-	-	-	1,122
Other financial assets – current	8	58	-	-	66
Other financial assets – non-current	18	263	98	65	444
Current indebtedness	(372)	-	-	-	(372)
Trade payables (see note 22)	(181)	-	-	-	(181)
Accruals (see note 22)	(798)	-	-	-	(798)
Other financial liabilities – current (2)(3)	(463)	(44)	-	-	(507)
Long-term indebtedness	(2,905)	-	-	-	(2,905)
Other financial liabilities – non-current (4)	(227)	(10)	-	-	(237)
Total	(3,406)	1,173	98	65	(2,070)

December 31, 2022	Assets/(Liabilities) at Amortized Cost	Assets/(Liabilities) at Fair Value through Earnings	Assets at Fair Value through Other Comprehensive Income or Loss	Derivatives Used for Hedging (1)	Total
Cash and cash equivalents	820	249	-	-	1,069
Trade and other receivables	1,069	-	-	-	1,069
Other financial assets – current	13	191	-	-	204
Other financial assets – non-current	24	400	61	42	527
Current indebtedness	(1,647)	-	-	-	(1,647)
Trade payables (see note 22)	(237)	-	-	-	(237)
Accruals (see note 22)	(834)	-	-	-	(834)
Other financial liabilities – current (2)(3)	(781)	(31)	-	-	(812)
Long-term indebtedness	(3,114)	-	-	-	(3,114)
Other financial liabilities – non-current (4)	(204)	(29)	-	-	(233)
Total	(4,891)	780	61	42	(4,008)
(1) Derivatives are entered into with specific objectives for each transaction, and are linked to specific assets, liabilities, firm commitments or highly probable forecasted transactions.
(2) Includes lease liabilities of $56 million (2022 - $56 million).
(3) Includes a commitment to repurchase up to $400 million of shares related to the Company’s pre-defined
plan with its broker to repurchase the Company’s shares during its internal trading blackout period (2022 - $718 million). See note 25.
(4) Includes lease liabilities of $209 million (2022

- $179 million).

Summary of Debt and Related Derivative Instruments
The following is a summary of debt and related derivative instruments that hedged the cash flows of debt:

	Carrying Amount		Fair Value

December 31, 2023	Primary Debt Instruments	Derivative Instruments (Asset)	Primary Debt Instruments	Derivative Instruments (Asset)
Commercial paper	130	-	130	-
C $ 1,400 , 2.239% Notes, due 2025	1,060	(65)	1,026	(65)
$ 450 , 3.85% Notes, due 2024 (1)	242	-	239	-
$ 500 , 3.35% Notes, due 2026	499	-	482	-
$ 350 , 4.50% Notes, due 2043 (1)	116	-	95	-
$ 350 , 5.65% Notes, due 2043	342	-	346	-
$ 400 , 5.50% Debentures, due 2035	396	-	415	-
$ 500 , 5.85% Debentures, due 2040	492	-	519	-
Total	3,277	(65)	3,252	(65)
Current portion	372
Long-term portion	2,905	(65)

	Carrying Amount		Fair Value

December 31, 2022	Primary Debt Instruments	Derivative Instruments (Asset)	Primary Debt Instruments	Derivative Instruments (Asset)
Commercial paper	1,048	-	1,050	-
C $ 1,400 , 2.239% Notes, due 2025	1,030	(42)	972	(42)
$ 600 , 4.30% Notes, due 2023	599	-	594	-
$ 450 , 3.85% Notes, due 2024 (1)	241	-	235	-
$ 500 , 3.35% Notes, due 2026	497	-	473	-
$ 350 , 4.50% Notes, due 2043 (1)	116	-	89	-
$ 350 , 5.65% Notes, due 2043	342	-	324	-
$ 400 , 5.50% Debentures, due 2035	396	-	379	-
$ 500 , 5.85% Debentures, due 2040	492	-	482	-
Total	4,761	(42)	4,598	(42)
Current portion	1,647
Long-term portion	3,114	(42)
(1) Notes were partially redeemed in October 2018.

Cross-currency Risk Exposures Interest Rate Swaps
The details of these instruments for the years ended December 31, 2023 and 2022 are set forth below:

Received	Paid	Hedged Risk	Year of Maturity	Principal Amount
Cash flow hedges
Canadian dollar fixed	U.S. dollar fixed	Foreign exchange	2025	US$999

Currency Risk Exposures
The carrying amount of debt, all of which is unsecured, was denominated in the following currencies:

	Before Currency Hedging Arrangements		After Currency Hedging Arrangements

	December 31,		December 31,

	2023	2022	2023	2022
Canadian dollar	1,060	1,030	-	-
U.S. dollar	2,217	3,731	3,212	4,719
	3,277	4,761	3,212	4,719

Fair Value Gains and Losses from Derivative Financial Instruments
Fair value gains and losses from derivative financial instruments recognized in the consolidated income statement and consolidated statement of changes in equity were as follows:

	Year ended December 31,

	2023		2022

	Fair Value (Loss) Gain Through Earnings	Fair Value Loss Through Equity	Fair Value Gain (Loss) Through Earnings	Fair Value Gain Through Equity
Foreign exchange contracts	(132)	-	328	-
Hedging instruments:
Cross currency interest rate swaps – cash flow hedges	29	(8)	(75)	17
Forward interest rate swaps – cash flow hedges	1	-	1	-
	(102)	(8)	254	17

Currency Risk- Sensitivity Analysis
The table below shows the impact on earnings that a hypothetical 10% strengthening of the U.S. dollar against other foreign currencies would have due to changes in fair values of financial instruments as of December 31, 2023.

Increase (decrease) impact on earnings from:	£	€	C$	Other Currencies	Total
Financial assets and liabilities (1)	1	-	-	3	4
Receivables under indemnification arrangement	(25)	(1)	-	(1)	(27)
Non-permanent intercompany loans	68	16	64	17	165
Indirect investment in LSEG shares	(190)	-	-	-	(190)
Foreign exchange contracts (2)	155	-	-	-	155
Total impact on earnings	9	15	64	19	107
(1) Excludes debt which has been swapped into U.S. dollar obligations.
(2) Represents foreign exchange contracts intended to mitigate currency exposure to LSEG shares.

Disclosure of Maturity Analysis for Non-derivative and Derivative Financial Liabilities
The tables below set forth
non-derivative
and derivative financial liabilities by maturity based on the remaining period from December 31, 2023 and 2022, respectively, to the contractual maturity date. The amounts disclosed are the contractual undiscounted cash flows.

December 31, 2023	2024	2025	2026	2027	2028	Thereafter	Total
Commercial paper	130	-	-	-	-	-	130
Notes/debentures (1)	242	1,062	500	-	-	1,369	3,173
Interest payable (1)	126	105	84	76	76	867	1,334
Debt-related hedges outflows (2)	22	1,011	-	-	-	-	1,033
Debt-related hedges inflows (1)	(24)	(1,074)	-	-	-	-	(1,098)
Trade payables	181	-	-	-	-	-	181
Accruals	798	-	-	-	-	-	798
Lease liabilities	67	59	47	36	24	91	324
Foreign exchange contracts outflows (3)	1,575	-	-	-	-	-	1,575
Foreign exchange contracts inflows (4)	(1,601)	-	-	-	-	-	(1,601)
Other financial liabilities	419	28	-	-	-	-	447
Total	1,935	1,191	631	112	100	2,327	6,296

December 31, 2022	2023	2024	2025	2026	2027	Thereafter	Total
Commercial paper	1,050	-	-	-	-	-	1,050
Notes/debentures (1)	600	242	1,033	500	-	1,369	3,744
Interest payable (1)	151	125	105	84	76	943	1,484
Debt-related hedges outflows (2)	22	22	1,011	-	-	-	1,055
Debt-related hedges inflows (1)	(23)	(23)	(1,045)	-	-	-	(1,091)
Trade payables	237	-	-	-	-	-	237
Accruals	834	-	-	-	-	-	834
Lease liabilities	68	52	40	29	21	53	263
Foreign exchange contracts outflows (3)	2,951	2,092	-	-	-	-	5,043
Foreign exchange contracts inflows (4)	(3,118)	(2,233)	-	-	-	-	(5,351)
Other financial liabilities	725	25	-	-	-	-	750
Total	3,497	302	1,144	613	97	2,365	8,018
(1) Represents contractual cash flows calculated using spot foreign exchange rates as of the period then ended.
(2) Represents contractual U.S. dollar cash flows.
(3) Represents contractual cash flows translated at the contract rate.
(4) Represents contractual cash flows calculated using forward foreign exchange rates as of the period then ended.

Summary of Credit Ratings

	Moody’s	S&P Global Ratings	DBRS Limited	Fitch
Long-term debt	Baa1	BBB	BBB (high)	BBB+
Commercial paper	P-2	A-2	R-2 (high)	F1
Trend/Outlook	Stable	Stable	Stable	Stable

Net Debt
The following table presents the calculation of net debt:

	December 31,

	2023	2022
Current indebtedness	372	1,647
Long-term indebtedness	2,905	3,114
Total debt	3,277	4,761
Swaps	(65)	(42)
Total debt after swaps	3,212	4,719
Remove fair value adjustments for hedges (1)	2	7
Total debt after currency hedging arrangements	3,214	4,726
Remove transaction costs, premiums or discounts included in the carrying value of debt	26	33
Add: Lease liabilities (current and non-current)	265	235
Less: cash and cash equivalents	(1,298)	(1,069)
Net debt	2,207	3,925
(1) Represents the interest-related fair value component of hedging instruments that are removed to reflect net cash outflow upon maturity.

Reconciliation of Movements of Liabilities to Cash Flows Arising from Financing Activities
The following reconciles movements of liabilities to cash flows arising from financing activities for the years ended December 31, 2023 and 2022:

	Notes and Debentures	Commercial Paper	Derivative Instruments Liabilities (Assets)	Lease Liabilities	Total Liabilities From Financing Activities
December 31, 2021	3,786	-	(99)	261	3,948
Proceeds from commercial paper	-	2,352	-	-	2,352
Repayments of commercial paper	-	(1,310)	-	-	(1,310)
Payments of lease principal	-	-	-	(65)	(65)
Additional leases	-	-	-	56	56
Foreign exchange movements	(75)	-	75	(12)	(12)
Other, net (1)	2	6	(18)	(5)	(15)
December 31, 2022	3,713	1,048	(42)	235	4,954
Repayments of debt	(600)	-	-	-	(600)
Proceeds from commercial paper	-	9,587	-	-	9,587
Repayments of commercial paper	-	(10,543)	-	-	(10,543)
Payments of lease principal	-	-	-	(58)	(58)
Additional leases	-	-	-	80	80
Foreign exchange movements	29	-	(29)	5	5
Other, net (1)	5	38	6	3	52
December 31, 2023	3,147	130	(65)	265	3,477
(1) Includes amortization of transaction and discount costs as well as fair value movements on derivatives.

Fair Value Hierarchy
The levels used to determine fair value measurements for those instruments carried at fair value in the consolidated statement of financial position are as follows:

December 31, 2023				Total
Assets	Level 1	Level 2	Level 3	Balance
Money market accounts	-	906	-	906
Other receivables (1)	-	-	263	263
Foreign exchange contracts (2)	-	58	-	58
Financial assets at fair value through earnings	-	964	263	1,227
Financial assets at fair value through other comprehensive income (3)	33	-	65	98
Derivatives used for hedging (4)	-	65	-	65
Total assets	33	1,029	328	1,390

Liabilities
Foreign exchange contracts (2)	-	(32)	-	(32)
Contingent consideration (5)	-	-	(22)	(22)
Financial liabilities at fair value through earnings	-	(32)	(22)	(54)
Total liabilities	-	(32)	(22)	(54)

December 31, 2022				Total
Assets	Level 1	Level 2	Level 3	Balance
Money market accounts	-	249	-	249
Other receivables (1)	-	-	245	245
Foreign exchange contracts (2)	-	346	-	346
Financial assets at fair value through earnings	-	595	245	840
Financial assets at fair value through other comprehensive income (3)	19	-	42	61
Derivatives used for hedging (4)	-	42	-	42
Total assets	19	637	287	943

Liabilities
Foreign exchange contracts (2)	-	(37)	-	(37)
Contingent consideration (5)	-	-	(23)	(23)
Financial liabilities at fair value through earnings	-	(37)	(23)	(60)
Total liabilities	-	(37)	(23)	(60)
(1) Receivables under indemnification arrangement (see below and in note 31).
(2) Relates to the management of foreign exchange risk on a portion of the Company’s indirect investment in LSEG.
(3) Investments in entities over which the Company does not have control, joint control or significant influence.
(4) Comprised of
fixed-to-fixed
cross-currency swaps on indebtedness.
(5) Obligations to pay additional consideration for prior acquisitions, based upon performance measures contractually agreed at the time of purchase.

Disclosure of Offsetting of Financial Assets	The following table sets forth balances that are subject to master netting arrangements, however there were no offsetting amounts as of December 31, 2023 or 2022.

Financial assets	Gross Financial Assets	Gross Financial Liabilities Netted Against Assets	Net Financial Assets in the Consolidated Statement of Financial Position	Related Financial Liabilities Not Netted	Net Amount
Derivative financial assets	123	-	123 (1)	-	123
Cash and cash equivalents	63	-	63 (2)	-	63
December 31, 2023	186	-	186	-	186

Derivative financial assets	388	-	388 (1)	-	388
Cash and cash equivalents	21	-	21 (2)	-	21
December 31, 2022	409	-	409	-	409

Financial liabilities	Gross Financial Liabilities	Gross Financial Assets Netted Against Liabilities	Net Financial Liabilities in the Consolidated Statement of Financial Position	Related Financial Assets Not Netted	Net Amount
Derivative financial liabilities	32	-	32 (3)	-	32
December 31, 2023	32	-	32	-	32

Derivative financial liabilities	37	-	37 (3)	-	37
December 31, 2022	37	-	37	-	37
(1) Included within “Other financial assets”, current or long-term as appropriate, in the consolidated statement of financial position.
(2) Included within “Cash and cash equivalents” in the consolidated statement of financial position.
(3) Included within “Other financial liabilities”, current or long-term as appropriate, in the consolidated statement of financial position.